Cash and cash equivalents - Additional information (Details) - bankDeposit	2 Months Ended
	Feb. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Number of bank deposits held		4	0
Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Number of bank deposits repaid	4